SHARE-BASED COMPENSATION - Schedule of range of exercise prices for options (Details) - Share Options - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	1 year 25 days	1 year 4 months 28 days	1 year 10 months 28 days
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per share)	$ 0.83	$ 0.73	$ 0.78
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per share)	$ 1.54	$ 1.54	$ 1.63